Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 8. EARNINGS PER SHARE

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	2017	2016	2015
(millions, except EPS)
Net income attributable to Dominion Energy	$2,999	$2,123	$1,899
Average shares of common stock outstanding – Basic	636.0	616.4	592.4
Net effect of dilutive securities(1)	—	0.7	1.3
Average shares of common stock outstanding – Diluted	636.0	617.1	593.7
Earnings Per Common Share – Basic	$4.72	$3.44	$3.21
Earnings Per Common Share – Diluted	$4.72	$3.44	$3.20

(1)	Dilutive securities consist primarily of the 2013 Equity Units for 2016 and 2015. See Note 17 for more information.

The 2014 Equity Units were excluded from the calculation of diluted EPS for the years ended December 31, 2016 and 2015, as the dilutive stock price threshold was not met. The 2016 Equity Units were excluded from the calculation of diluted EPS for the year ended December 31, 2017 and 2016, as the dilutive stock price threshold was not met. See Note 17 for more information. The Dominion Energy Midstream convertible preferred units are potentially dilutive securities but had no effect on the calculation of diluted EPS for the years ended December 31, 2017 and 2016. See Note 19 for more information.